Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
February 28, 2022
NJT-NPRT1-0422
1.814102.117
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 3.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	3,000,000	3,166,155
Series 2014 B, 5% 1/1/23	700,000	723,986
Series 2019, 5% 1/1/32	5,000,000	6,059,585
Series 2022:
5% 1/1/25 (b)	1,000,000	1,074,109
5% 1/1/26 (b)	1,400,000	1,542,239
5% 1/1/29 (b)	1,525,000	1,779,631
5% 1/1/30 (b)	825,000	979,371
5% 1/1/31 (b)	1,000,000	1,211,140
5% 1/1/32 (b)	1,250,000	1,535,227
5% 1/1/33 (b)	1,250,000	1,532,052
5% 1/1/36 (b)	1,490,000	1,809,378
5% 1/1/38 (b)	410,000	495,822
5% 1/1/42 (b)	2,075,000	2,489,184
TOTAL DELAWARE, NEW JERSEY		24,397,879
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	480,000	510,552
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,533,640
TOTAL GUAM		2,044,192
New Jersey - 77.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,150,352
5% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,150,352
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,088,690
5% 2/15/26	1,500,000	1,599,541
5% 2/15/27	1,000,000	1,065,819
5% 2/15/28	1,000,000	1,066,215
5% 2/15/29	1,000,000	1,065,771
5% 2/15/32	1,000,000	1,063,823
5% 2/15/33	1,000,000	1,063,523
5% 2/15/34	1,200,000	1,275,918
5% 2/15/35	1,000,000	1,062,952
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,378,644
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,826,063
(Technical High School Proj.) Series 2014:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	634,291
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	1,640,000	1,781,356
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	1,375,000	1,492,102
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,762,575
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,884,454
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	861,328
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	692,172
Series 2019:
4% 7/1/48	1,000,000	1,102,562
5% 7/1/44	2,375,000	2,832,503
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,136,241
4% 1/1/37	395,000	447,151
4% 1/1/38	1,000,000	1,130,242
4% 1/1/39	835,000	941,726
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,095,210
5% 11/1/28	1,050,000	1,241,268
5% 11/1/29	1,035,000	1,220,465
5% 11/1/30	800,000	940,044
5% 11/1/31	500,000	586,349
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,477,385
5% 9/1/26	600,000	612,168
5% 9/1/27	440,000	448,923
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000,000	957,809
Series 2013:
5% 3/1/27	6,235,000	6,486,628
5% 3/1/27	335,000	346,234
Series A, 5% 11/1/35	5,000,000	5,846,152
Series II, 5% 3/1/26	4,310,000	4,310,000
Series QQQ:
4% 6/15/46	1,250,000	1,341,435
4% 6/15/50	1,000,000	1,069,172
Series WW:
5.25% 6/15/40	1,895,000	2,094,433
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	118,158
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,928,744
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,341,654
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,250,000	1,211,566
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (c)	1,500,000	1,593,131
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,743,860
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,743,193
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,649,496
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,473,155
Series 2013 NN, 5% 3/1/26	4,130,000	4,269,694
Series 2013:
5% 3/1/23	4,920,000	5,106,530
5% 3/1/25	1,295,000	1,339,294
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,557,391
5.25% 6/15/27	3,000,000	3,336,949
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	2,165,000	2,570,939
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (c)	1,000,000	1,151,286
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,298,757
Series 2020 C, 1.15% 6/1/23 (c)	2,500,000	2,499,153
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (c)(e)	1,000,000	997,935
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	667,256
5% 7/1/24	690,000	742,697
5% 7/1/25	600,000	662,720
5% 7/1/26	945,000	1,066,272
5% 7/1/29	665,000	759,245
Series 2015 B, 5% 7/1/31	3,000,000	3,312,546
Series 2016 A:
5% 7/1/27	2,875,000	3,262,531
5% 7/1/29	1,000,000	1,135,861
5% 7/1/32	600,000	681,769
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,767,164
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,128,966
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,129,237
Series A:
4% 7/1/50	3,000,000	3,212,327
5% 7/1/32	420,000	499,890
5% 7/1/33	675,000	803,176
5% 7/1/34	540,000	641,919
5% 7/1/35	570,000	676,415
5% 7/1/36	1,095,000	1,297,271
5% 7/1/37	1,095,000	1,294,492
5% 7/1/38	985,000	1,163,145
5% 7/1/39	1,040,000	1,225,057
5% 7/1/40	1,035,000	1,216,391
5% 7/1/45	3,500,000	4,067,431
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	231,579
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/25	3,340,000	3,701,375
Series 2020 A, 5% 6/1/29	2,000,000	2,418,675
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,154,005
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	777,979
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	922,789
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (e)	2,000,000	2,234,051
Series 2019 B3, 5%, tender 7/1/26 (e)	5,000,000	5,715,203
Series 2011:
5% 7/1/24	2,100,000	2,129,868
5% 7/1/25	2,265,000	2,297,902
Series 2013 A:
5% 7/1/28	1,080,000	1,132,506
5% 7/1/32	1,600,000	1,673,658
5.25% 7/1/28	3,250,000	3,430,233
Series 2013, 5% 7/1/26	1,335,000	1,401,721
Series 2014 A:
4% 7/1/45	1,300,000	1,350,279
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	760,177
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	494,115
5% 7/1/44	3,635,000	3,924,777
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,416,277
Series 2016 A:
5% 7/1/22	2,000,000	2,028,108
5% 7/1/26	1,575,000	1,804,662
5% 7/1/27	100,000	115,217
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,947,889
5% 7/1/28	2,000,000	2,299,795
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,337,467
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,776,017
5% 7/1/30	1,200,000	1,374,438
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,291,634
5% 7/1/31	5,100,000	5,790,877
5% 7/1/31	10,195,000	11,667,776
5% 7/1/33	1,000,000	1,133,677
5% 7/1/33	7,000,000	8,004,902
5% 7/1/39	11,000,000	12,485,204
5% 7/1/43	2,500,000	2,840,904
Series 2016:
4% 7/1/48	425,000	455,118
5% 7/1/23	1,240,000	1,301,804
5% 7/1/24	835,000	904,771
5% 7/1/24	1,000,000	1,080,677
5% 7/1/26	800,000	912,322
5% 7/1/29	1,050,000	1,212,821
5% 7/1/30	605,000	698,207
5% 7/1/31	400,000	460,821
5% 7/1/35	950,000	1,075,962
5% 7/1/36	565,000	639,565
5% 7/1/41	5,085,000	5,716,439
Series 2017 A:
5% 7/1/25	110,000	123,015
5% 7/1/52	4,265,000	4,910,295
Series 2021:
4% 7/1/35	750,000	867,900
4% 7/1/37	700,000	809,742
5% 7/1/33	1,420,000	1,787,228
5% 7/1/34	1,250,000	1,570,365
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (c)	2,250,000	2,317,762
Series 2016 1A, 5% 12/1/25 (c)	1,400,000	1,565,232
Series 2017 1A:
5% 12/1/22 (c)	500,000	515,058
5% 12/1/25 (c)	3,000,000	3,354,069
5% 12/1/27 (c)	2,500,000	2,835,297
Series 2018 B, 5% 12/1/28 (c)	950,000	1,104,107
Series 2019 A:
5% 12/1/26	2,525,000	2,891,979
5% 12/1/27	2,000,000	2,331,571
5% 12/1/28	700,000	818,003
Series 2020 A, 5% 12/1/23 (c)	1,500,000	1,593,889
Series 2020, 5% 12/1/23 (c)	2,375,000	2,523,657
Series 2021 A:
5% 12/1/26 (c)	325,000	370,644
5% 12/1/27 (c)	325,000	376,580
5% 12/1/28 (c)	400,000	471,192
5% 12/1/29 (c)	550,000	657,175
Series 2021 B:
5% 12/1/27 (c)	1,325,000	1,535,286
5% 12/1/28 (c)	1,450,000	1,708,070
5% 12/1/29 (c)	1,415,000	1,690,732
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/24 (c)	2,320,000	2,426,639
4% 10/1/24 (c)	2,370,000	2,498,395
Series 2021 H:
5% 4/1/28	300,000	356,127
5% 10/1/28	480,000	575,589
5% 4/1/29	500,000	596,221
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	198,531
5% 7/1/28	225,000	268,315
5% 7/1/29	270,000	328,260
5% 7/1/30	260,000	314,938
5% 7/1/31	375,000	452,918
5% 7/1/32	375,000	452,188
5% 7/1/33	170,000	204,813
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	833,792
5% 6/1/26	3,000,000	3,365,305
5% 6/1/27	1,000,000	1,144,446
5% 6/1/28	2,000,000	2,329,605
Series 2018 B, 3.2% 6/1/27	1,390,000	1,396,103
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24 (Pre-Refunded to 1/1/23 @ 100)	2,650,000	2,741,255
Series 2014 A, 5% 1/1/32	5,000,000	5,403,385
Series 2017 B:
5% 1/1/33	5,000,000	5,891,577
5% 1/1/34	2,500,000	2,943,798
Series 2019 A, 5% 1/1/48	2,000,000	2,347,497
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	602,047
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,239,034
Series 2006 A, 5.25% 12/15/22	125,000	129,066
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,978,377
0% 12/15/34	4,000,000	2,811,951
Series 2008 A, 0% 12/15/36	25,000,000	15,489,019
Series 2009 A, 0% 12/15/38	13,900,000	7,927,353
Series 2010 A:
0% 12/15/27	3,000,000	2,584,882
0% 12/15/30	14,795,000	11,515,163
Series 2010 A3, 0% 12/15/34	10,775,000	7,238,782
Series 2013 AA, 5% 6/15/29	510,000	531,461
Series 2014 AA:
5% 6/15/38	770,000	826,228
5% 6/15/44	555,000	593,677
Series 2016 A:
5% 6/15/29	750,000	850,638
5% 6/15/30	5,000,000	5,666,731
Series 2018 A, 5% 6/15/31	3,000,000	3,395,101
Series 2019 BB, 4% 6/15/38	1,035,000	1,114,867
Series 2022 AA:
5% 6/15/37 (b)	10,000,000	11,908,666
5% 6/15/38 (b)	5,440,000	6,443,069
Series A:
0% 12/15/31	365,000	273,814
5% 12/15/32	2,600,000	3,054,182
5% 12/15/33	2,850,000	3,342,703
Series AA, 5% 6/15/45	9,635,000	11,124,391
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	217,074
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,466,134
5% 5/1/25	750,000	832,203
5% 5/1/26	700,000	798,248
5% 5/1/27	750,000	877,105
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (c)	730,000	833,211
5% 1/1/31 (c)	1,950,000	2,209,038
5% 1/1/33 (c)	750,000	846,162
5% 1/1/35 (c)	2,000,000	2,250,029
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	240,916
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,825,956
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,495,330
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	910,990
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,187,990
5% 11/1/45	7,000,000	8,139,945
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,398,690
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	892,706
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	833,778
5% 7/15/22	125,000	127,006
5% 7/15/23	265,000	279,070
5% 7/15/24	400,000	432,080
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	256,132
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	313,793
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	378,596
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	356,838
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	363,617
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	370,063
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	470,463
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	500,857
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	625,401
TOTAL NEW JERSEY		489,668,115
New York - 0.7%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37 (c)	1,000,000	1,104,077
5% 7/15/35 (c)	2,500,000	3,029,531
TOTAL NEW YORK		4,133,608
New York And New Jersey - 12.4%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	11,213,139
Series 2014 185, 5% 9/1/30 (c)	1,105,000	1,189,789
Series 2016, 5% 11/15/32 (c)	5,000,000	5,725,609
Series 2018, 5% 9/15/34 (c)	5,000,000	5,848,444
Series 207, 5% 9/15/29 (c)	1,750,000	2,073,074
Series 209, 5% 7/15/35	3,970,000	4,762,055
Series 213, 5% 9/1/39	5,390,000	6,582,287
Series 214:
5% 9/1/30 (c)	250,000	301,642
5% 9/1/36 (c)	6,785,000	8,076,285
Series 218, 5% 11/1/44 (c)	1,420,000	1,673,127
Series 221:
4% 7/15/45 (c)	1,500,000	1,631,834
4% 7/15/60 (c)	5,000,000	5,374,559
Series 223:
4% 7/15/34 (c)	2,000,000	2,244,063
4% 7/15/35 (c)	2,250,000	2,513,705
4% 7/15/36 (c)	1,350,000	1,504,177
4% 7/15/37 (c)	2,750,000	3,059,196
4% 7/15/38 (c)	6,000,000	6,655,606
4% 7/15/39 (c)	4,000,000	4,424,643
5% 7/15/56 (c)	3,500,000	4,136,423
TOTAL NEW YORK AND NEW JERSEY		78,989,657
Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,216,466
Pennsylvania, New Jersey - 2.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,047,426
5% 7/1/26	650,000	725,552
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	335,598
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	391,531
Series 2019 A, 5% 7/1/44	700,000	838,517
Series 2019 B, 5% 7/1/32	1,000,000	1,221,099
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,096,030
Series 2018 A:
5% 1/1/37	1,200,000	1,442,541
5% 1/1/38	1,450,000	1,740,378
5% 1/1/39	1,190,000	1,426,153
5% 1/1/40	1,250,000	1,496,043
TOTAL PENNSYLVANIA, NEW JERSEY		13,760,868
Puerto Rico - 0.2%
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	213,385
5% 7/1/30	475,000	572,576
5% 7/1/32	125,000	152,017
5% 7/1/34	110,000	132,979
5% 7/1/35	120,000	144,905
TOTAL PUERTO RICO		1,215,862
TOTAL MUNICIPAL BONDS (Cost $589,765,152)		615,426,647

Municipal Notes - 4.2%
	Principal Amount (a)	Value ($)
New Jersey - 4.2%
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	6,750,000	6,758,881
Middlesex County Gen. Oblig. BAN Series 2021, 2% 6/1/22	7,000,000	7,022,826
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.04% 3/1/22, LOC JPMorgan Chase Bank, VRDN (e)	6,280,000	6,280,000
Rutgers State Univ. Rev. Series 2009 G, 0.06% 3/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (e)	3,200,000	3,200,000
Saddle Brook Township Gen. Oblig. BAN Series 2021, 1.5% 5/13/22	3,000,000	3,003,709

TOTAL MUNICIPAL NOTES (Cost $26,288,393)		26,265,416

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $616,053,545)	641,692,063
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(6,078,574)
NET ASSETS - 100.0%	635,613,489

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,169,375 or 0.3% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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